Nature of business and history (Details Narrative)				1 Months Ended			6 Months Ended				12 Months Ended
	Dec. 20, 2024 USD ($) shares	Dec. 20, 2024 EUR (€) shares	Apr. 26, 2024 USD ($)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 EUR (€) shares	May 31, 2023 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance or sale of equity								€ 2,977,061		€ 270,885
Sale of stock, value						€ 30,000,000.0
Stock issued during period, value, new issues								2,977,061		270,885
Net loss								3,826,585	€ 4,873,989	€ 4,038,506
Accumulated deficit								59,882,105	€ 56,055,520
Cash and cash equivalents and marketable securities								€ 17,700,000
Shelf Registration Statement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance or sale of equity											€ 100,000,000
ATM Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, value, new issues | $			$ 29,696,999
Common stock, shares outstanding | $			$ 75,000,000.0
Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance or sale of equity	$ 303,001	€ 271,416		$ 3,255,430	€ 2,977,061
Number of shares sold | shares	73,008	73,008		856,602	856,602
Sale of stock value of share available to be sold | $							$ 26,441,569
Sale of stock commission percentage	3.00%	3.00%